Condensed Parent Only Financial Information - Schedule of Condensed Statements of Operations and Comprehensive Loss (Details) - Parent Company [Member] - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Condensed Statements of Loss [Line Items]
Interest income		$ 27
Expenses
Marketing and promotion expenses	511	932
Professional fee	1,310	297
Information technology expenses	284	23
Office expenses	336	334
Reversal of provision for expected credit losses		(410)
Employee benefits expenses	40	3,449
Referral fee		140
Share of results of an associate	(3)	27
Impairment loss of long-term investments		259
Other general and administrative expenses	305	550
Total expenses	2,783	5,601
Other income
Other income	5
Loss before income tax expense	(2,778)	(5,574)
Income tax expense
Net loss	(2,778)	(5,574)
Other comprehensive loss
Foreign currency translation adjustment	(9)
Total comprehensive loss	$ (2,787)	$ (5,574)